COMMON STOCK (Detail Textuals) (USD $)	1 Months Ended
	May 31, 2012 Officers and Directors Restricted Common Stock Shares Plan 401 K	Jan. 31, 2011 Officers and Directors Restricted Common Stock Shares Plan 401 K	Aug. 29, 2011 President and secretary Employment Agreements
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Number of shares issued and contributed pursuant (in shares)	50,834	51,784
Shares issued and contributed pursuant, Amount	$ 76,250	$ 72,500
Closing bid price of common stock	$ 1.50	$ 1.40
Number of shares issued			150,000
Number of shares issued, exercise price (in dollars per share)			$ 1.25
Number of shares granted			150,000
Aggregate exercise amount			187,500
Reduction in accrued payroll			$ 187,500